Premises and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Premises and equipment
Premises and equipment, gross	$ 18,073	$ 18,035	$ 18,073
Less: Accumulated depreciation	(9,405)	(9,427)	(9,405)
Premises and equipment, net	8,668	8,608	8,668
Depreciation expense		572	547
Transfer from Fixed Assets to Other Assets		65
Transfer from Fixed Assets to Other Assets	325	0	479
Land [Member]
Premises and equipment
Premises and equipment, gross	2,355	2,355	2,355
Buildings [Member]
Premises and equipment
Premises and equipment, gross	10,076	10,205	10,076
Furniture, Fixtures and Equipment [Member]
Premises and equipment
Premises and equipment, gross	5,580	5,430	5,580
Leasehold Improvements [Member]
Premises and equipment
Premises and equipment, gross	45	45	45
Construction in Progress [Member]
Premises and equipment
Premises and equipment, gross	$ 17	$ 0	$ 17